Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000089187 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		2.62%	0.94%	1.82%
C000089188 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		2.26%	0.87%	1.10%
Bloomberg Hawaii Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Hawaii Municipal Bond Index
Average Annual Return, Percent		1.88%	0.84%	1.89%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[1]	1.66%	1.17%	2.10%
Bloomberg Hawaii 3 Year Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Hawaii 3-Year Municipal Bond Index
Average Annual Return, Percent		3.42%	0.61%	1.10%

[1]	The Fund has designated the Bloomberg Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.